Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Current tax expense (recovery):
Current tax expense (recovery) for the year	$ 569	$ (20)
Recognition of previously unrecognized tax benefits related to tax losses	(6,470)
Deferred tax recovery:
Origination and reversal of temporary differences	(356)	(3,007)
Total deferred tax recovery	(6,826)	(3,007)
Total tax expense (income)	$ (6,257)	$ (3,027)